Common Stock (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Expected life (years)	0 years	2 years
Risk free interest rate	0.00%	0.40%
Expected volatility	0.00%	178.00%
Dividend Yield	0.00%	0.00%